Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) segment	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) segment shares	Dec. 31, 2022 USD ($) shares	Apr. 19, 2023 USD ($)	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Allowance for doubtful accounts			$ 0
Number of operating segments | segment	2		2
Impairment of long-lived assets	$ 0	$ 0	$ 0	$ 0
Requisite period (in years)	3 years		3 years
Expiration period	10 years		10 years
Option vesting rights	25%		25%
Dividend yield			0.00%	0.00%
Expected life			4 years
Volatility rate minimum			94.00%	84.00%
Volatility rate maximum			110.00%	87.00%
Risk free interest rate, minimum			3.48%	1.12%
Risk free interest rate, maximum			4.35%	4.51%
Foreign currency transaction gain (loss)	$ 1,209	(366)	$ (1,483)	$ 30,549
Income tax benefit		(1,161,197)	(1,767,803)	(1,154,935)
Net Operating Loss Carryforwards Sold			606,606
Interest and penalties	0	$ 0	0	0
Unrecognized Tax Benefits	0		$ 0	$ 0
Number of options issued | shares			45,715	3,497
Convertible debt fair value	2,996,136		$ 3,260,934
Convertible Debt
Finite-Lived Intangible Assets [Line Items]
Debt instrument, face amount	2,900,585		3,000,000			$ 20,000,000
Convertible debt fair value	$ 2,996,136		$ 3,260,934		$ 3,304,000
Warrants
Finite-Lived Intangible Assets [Line Items]
DO NOT USE FOR WARRANTS Expired (in shares) | shares			(42)	(13,826)
Number of options issued | shares			673,445
Termination benefits
Finite-Lived Intangible Assets [Line Items]
Expiration period	3 months		3 months
Directors
Finite-Lived Intangible Assets [Line Items]
Requisite period (in years)	1 year		1 year